Concentrations (Tables)	6 Months Ended
Jun. 30, 2024
Concentrations [Abstract]
Schedule of Customers Total Revenues	Details of customers which accounted for 10% or more of the Company’s total revenues are as follows.
	Six Months Ended June 30,
	2024		2023
	(Unaudited)		(Unaudited)
Customer A	$397,838	22%	$808,726	27%
Customer B	424,606	23%	407,092	14%
Total	$822,444	45%	$1,215,818	41%

Schedule of Customers Accounts Receivable	Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows.
	June 30, 2024		December 31, 2023
	(Unaudited)
Customer A	$3,588,243	60%	$4,615,308	67%
Customer B	1,837,383	31%	1,901,481	28%
Total	$5,425,626	91%	$6,516,789	95%

Schedule of Suppliers Total Purchases	Details of suppliers which accounted for 10% or more of the Company’s purchases are as follows.
	Six Months Ended June 30,
	2024		2023
	(Unaudited)		(Unaudited)
Supplier A	$-	-	$318,777	22%
Supplier B	191,133	29%	-	-
Supplier C	75,810	11%	-	-
Supplier D	-	-	167,867	12%
Supplier E	79,751	12%	-	-
Total	$346,694	52%	$486,644	34%

Schedule of Suppliers Accounts Payable	Details of suppliers which accounted for 10% or more of the Company’s accounts payable are as follows.
	June 30, 2024		December 31, 2023
	(unaudited)
Supplier B	$58,134	10%	$-	-
Supplier F	57,808	10%	59,195	11%
Supplier D	250,609	42%	256,623	47%
Supplier C	84,955	14%	-	-
Total	$451,506	76%	$315,818	58%